International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Entity-Wide Information about Geographic Areas
Revenue	$ 102,694,000,000	$ 100,434,000,000	$ 67,252,000,000
Expense	77,835,000,000	84,367,000,000	64,479,000,000
Income before income tax expense/(benefit) and extraordinary gain	24,859,000,000	16,067,000,000	2,773,000,000
Net Income	17,370,000,000	11,728,000,000	5,605,000,000
Average assets	2,053,251,000,000	2,024,201,000,000	1,791,617,000,000
Europe/Middle East and Africa [Member]
Entity-Wide Information about Geographic Areas
Revenue	14,113,000,000	16,915,000,000	11,449,000,000
Expense	8,712,000,000	8,610,000,000	8,403,000,000
Income before income tax expense/(benefit) and extraordinary gain	5,401,000,000	8,305,000,000	3,046,000,000
Net Income	3,655,000,000	5,485,000,000	2,483,000,000
Average assets	425,374,000,000	383,003,000,000	352,558,000,000
Asia and Pacific [Member]
Entity-Wide Information about Geographic Areas
Revenue	5,791,000,000	5,088,000,000	4,097,000,000
Expense	3,577,000,000	3,438,000,000	3,580,000,000
Income before income tax expense/(benefit) and extraordinary gain	2,214,000,000	1,650,000,000	517,000,000
Net Income	1,470,000,000	1,119,000,000	672,000,000
Average assets	134,787,000,000	100,932,000,000	108,751,000
Latin America and the Caribbean [Member]
Entity-Wide Information about Geographic Areas
Revenue	1,810,000,000	1,982,000,000	1,353,000,000
Expense	1,152,000,000	1,112,000,000	903,000,000
Income before income tax expense/(benefit) and extraordinary gain	658,000,000	870,000,000	450,000,000
Net Income	395,000,000	513,000,000	274,000,000
Average assets	30,021,000,000	23,227,000,000	30,940,000
Other group of countries [Member]
Entity-Wide Information about Geographic Areas
Revenue	510,000,000	659,000,000	499,000,000
Expense	413,000,000	499,000,000	410,000,000
Income before income tax expense/(benefit) and extraordinary gain	97,000,000	160,000,000	89,000,000
Net Income	59,000,000	105,000,000	21,000,000
Average assets	6,579,000,000	7,074,000,000	6,553,000
Total international [Member]
Entity-Wide Information about Geographic Areas
Revenue	22,224,000,000	24,644,000,000	17,398,000,000
Expense	13,854,000,000	13,659,000,000	13,296,000,000
Income before income tax expense/(benefit) and extraordinary gain	8,370,000,000	10,985,000,000	4,102,000,000
Net Income	5,579,000,000	7,222,000,000	3,450,000,000
Average assets	596,761,000,000	514,236,000,000	498,802,000,000
Total U.S. [Member]
Entity-Wide Information about Geographic Areas
Revenue	80,470,000,000	75,790,000,000	49,854,000,000
Expense	63,981,000,000	70,708,000,000	51,183,000,000
Income before income tax expense/(benefit) and extraordinary gain	16,489,000,000	5,082,000,000	(1,329,000,000)
Net Income	11,791,000,000	4,506,000,000	2,155,000,000
Average assets	$ 1,456,490,000,000	$ 1,509,965,000,000	$ 1,292,815,000,000